Loans Acquired with Evidence of Credit Deterioration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 06, 2013
Contractual Required Payments Receivable [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	$ 7,776		$ 8,112
Collections	(255)	(336)
Dispositions	(1,722)
Balance at end of period	5,799	7,776	8,112
Cash Expected to be Collected [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	6,549		6,885
Collections	(220)	(336)
Dispositions	(1,367)
Balance at end of period	4,962	6,549	6,885
Non-Accretable Discount [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	1,227		1,227
Collections	(35)	0
Dispositions	(355)
Balance at end of period	837	1,227	1,227
Accretable Yield [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	0		0
Collections	0	0
Dispositions	0
Balance at end of period	0	0	0
Loans Receivable [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	6,549		6,885
Collections	(220)	(336)
Dispositions	(1,367)
Balance at end of period	$ 4,962	$ 6,549	$ 6,885